Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,817,783.50

Principal:
Principal Collections	$25,108,528.54
Prepayments in Full	$17,084,954.81
Liquidation Proceeds	$626,114.40
Recoveries	$47,026.12
Sub Total	$42,866,623.87
Collections	$46,684,407.37

Purchase Amounts:
Purchase Amounts Related to Principal	$102,945.90
Purchase Amounts Related to Interest	$462.46
Sub Total	$103,408.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,787,815.73

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,787,815.73
Servicing Fee	$909,036.09	$909,036.09	$0.00	$0.00	$45,878,779.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,878,779.64
Interest - Class A-2 Notes	$134,152.33	$134,152.33	$0.00	$0.00	$45,744,627.31
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$45,481,317.31
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$45,379,382.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,379,382.31
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$45,322,774.48
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,322,774.48
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$45,280,620.15
Third Priority Principal Payment	$5,428,677.16	$5,428,677.16	$0.00	$0.00	$39,851,942.99
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$39,795,083.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,795,083.66
Regular Principal Payment	$37,489,327.48	$37,489,327.48	$0.00	$0.00	$2,305,756.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,305,756.18
Residuel Released to Depositor	$0.00	$2,305,756.18	$0.00	$0.00	$0.00
Total		$46,787,815.73

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,428,677.16
Regular Principal Payment					$37,489,327.48
Total					$42,918,004.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$42,918,004.64	$91.88	$134,152.33	$0.29	$43,052,156.97	$92.17
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$42,918,004.64	$28.62	$655,018.82	$0.44	$43,573,023.46	$29.06

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$357,739,556.73	0.7658736	$314,821,552.09	0.6739918
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,042,469,556.73	0.6951048	$999,551,552.09	0.6664877

Pool Information
Weighted Average APR	4.138%	4.123%
Weighted Average Remaining Term	48.37	47.52
Number of Receivables Outstanding	53,723	52,513
Pool Balance	$1,090,843,308.03	$1,047,621,542.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,049,149,622.96	$1,007,630,879.57
Pool Factor	0.7143706	0.6860656

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$15,714,323.13
Yield Supplement Overcollateralization Amount	$39,990,662.62
Targeted Overcollateralization Amount	$48,069,990.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,069,990.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		129	$299,222.19
(Recoveries)		19	$47,026.12
Net Losses for Current Collection Period			$252,196.07
Cumulative Net Losses Last Collection Period			$1,309,408.87
Cumulative Net Losses for all Collection Periods			$1,561,604.94

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.04%	502	$10,940,840.48
61-90 Days Delinquent	0.10%	44	$1,060,754.91
91-120 Days Delinquent	0.02%	7	$216,423.61
Over 120 Days Delinquent	0.03%	10	$334,031.35
Total Delinquent Receivables	1.20%	563	$12,552,050.35

Repossession Inventory:
Repossessed in the Current Collection Period		32	$779,217.63
Total Repossessed Inventory		42	$1,093,322.24

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2611%
Preceding Collection Period			0.2306%
Current Collection Period			0.2830%
Three Month Average			0.2582%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0728%
Preceding Collection Period			0.1117%
Current Collection Period			0.1162%
Three Month Average			0.1002%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer